Securities - Summary of Debt Securities by Risk Rating (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Debt securities	$ 237,713	$ 237,638
Allowance for credit losses on debt securities at amortized cost	1	1
Debt securities, net of allowance	237,712	237,637
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	235,661	235,475
Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	2,052	2,163
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	237,597	237,584
Allowance for credit losses on debt securities at amortized cost	1	1
Debt securities, net of allowance	237,596	237,583
Stage 1 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	235,661	235,475
Stage 1 [member] | Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	1,936	2,109
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	116	54
Debt securities, net of allowance	116	54
Stage 2 [member] | Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	$ 116	$ 54